Dispositions of Sagfood (Malaysia) Sdn Bhd	12 Months Ended
Dec. 31, 2024
Dispositions of Sagfood (Malaysia) Sdn Bhd [Abstract]
DISPOSITIONS OF SAGFOOD (MALAYSIA) SDN BHD
7	DISPOSITIONS OF SAGFOOD (MALAYSIA) SDN BHD

On June 30, 2023, Sagtec Group Sdn Bhd disposed entire controlling interest in Sagfood (Malaysia) Sdn Bhd to one of the directors. The net assets of Sagfood (Malaysia) Sdn Bhd at the date of disposal were as follows:

	RM	Convenience Translation USD
Assets
Cash and short term deposits	27,620	6,178
Trade receivables	302,500	67,667
Other receivables	25,560	5,719
Amount due from director	266,954	59,716
Amount due from shareholder	65,800	14,719
Amount due from related parties	100,982	22,589
Plant and equipment	2,569,948	574,881
Right-of-use assets	178,765	39,990
Total assets	3,538,129	791,459
	RM	Convenience Translation USD
Liabilities
Trade payables	28,786	6,439
Other payables	31,263	7,027
Amount due to related parties	390,283	87,304
Deferred tax liabilities	201,320	45,034
Lease liabilities	184,055	41,172
Total liabilities	835,707	186,942

Equity
Non-controlling interest	1,266,378	283,282
Controlling interest	1,436,044	321,234
	2,702,422	604,516

Controlling interest	1,436,044	321,234
Reversal of Equity transaction movement*	(1,708,355)	(382,148)
Book value of net deficit of controlling interest	(272,311)	(60,914)

Deferred consideration	390,390	87,328
Net deficit	272,311	60,914
Gain on disposal	662,701	148,242

Reversal of equity transaction movement, consist of the reversal of capital contribution by non-controlling interest at premium allocates to controlling interest based on percentage of controlling interest.

The results of the disposed subsidiary, which have been included in the profit for the year, were as follows:

	RM	Convenience Translation USD
Revenue	1,182,238	264,459
Cost of sale	(239,299)	(53,530)
Selling and administrative expenses	(794,089)	(177,633)
Other income	4,001	895
Income tax expense	(21,462)	(4,801)
Net profit	131,389	29,390

	RM	Convenience Translation USD
Cash consideration	—	—
Less: Cash and cash equivalents disposed off	27,620	5,855
Net cash outflow from disposal of subsidiary	(27,620)	(5,855)